Commitments (Tables)	12 Months Ended
Mar. 31, 2018
Commitments
Schedule of future minimum lease payments under non-cancellable operating lease

	2018	2017
	€m	€m
Within one year	2,686	2,522
In more than one year but less than two years	1,633	1,487
In more than two years but less than three years	1,155	1,136
In more than three years but less than four years	903	882
In more than four years but less than five years	717	709
In more than five years	2,600	2,693
	9,694	9,429

Schedule of capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2018	2017	2018	2017	2018	2017
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	2,630	2,052	76	88	2,706	2,140

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.